Offsetting financial assets and financial liabilities	12 Months Ended
Dec. 31, 2018
Offsetting financial assets and financial liabilities
Disclosure of offsetting of financial assets and financial liabilities [text block]

The notes included in this section focus on assets and liabilities the Barclays Group holds and recognises at fair value. Fair value refers to the price that would be received to sell an asset or the price that would be paid to transfer a liability in an arm’s-length transaction with a willing counterparty, which may be an observable market price or, where there is no quoted price for the instrument, may be an estimate based on available market data. Detail regarding the Barclays Group’s approach to managing market risk can be found on page 176.

18 Offsetting financial assets and financial liabilities

In accordance with IAS 32 Financial Instruments: Presentation, the Barclays Group reports financial assets and financial liabilities on a net basis on the balance sheet only if there is a legally enforceable right to set-off the recognised amounts and there is intention to settle on a net basis, or to realise the asset and settle the liability simultaneously. The following table shows the impact of netting arrangements on:

  all financial assets and liabilities that are reported net on the balance sheet all derivative financial instruments and reverse repurchase and repurchase agreements and other similar secured lending and borrowing agreements that are subject to enforceable master netting arrangements or similar agreements, but do not qualify for balance sheet netting.

The table identifies the amounts that have been offset in the balance sheet and also those amounts that are covered by enforceable netting arrangements (offsetting arrangements and financial collateral) but do not qualify for netting under the requirements of IAS 32 described above.

The ‘Net amounts’ presented on the next page are not intended to represent the Barclays Group’s actual exposure to credit risk, as a variety of credit mitigation strategies are employed in addition to netting and collateral arrangements.

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[c]	Balance sheet total[d]
	Effects of offsetting on-balance sheet			Related amounts not offset
	Gross amounts	Amounts offset[a]	Net amounts reported on the balance sheet	Financial instruments	Financial collateral[b]	Net amount
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m
Derivative financial assets	239,180	(18,687)	220,493	(172,001)	(36,904)	11,588	2,045	222,538
Reverse repurchase agreements and other similar secured lending[e]	354,409	(235,772)	118,637	-	(118,195)	442	2,712	121,349
Total assets	593,589	(254,459)	339,130	(172,001)	(155,099)	12,030	4,757	343,887
Derivative financial liabilities	(233,543)	18,229	(215,314)	172,001	32,959	(10,354)	(4,329)	(219,643)
Repurchase agreements and other similar secured borrowing[e]	(375,976)	235,772	(140,204)	-	140,165	(39)	(16,858)	(157,062)
Total liabilities	(609,519)	254,001	(355,518)	172,001	173,124	(10,393)	(21,187)	(376,705)

As at 31 December 2017
Derivative financial assets	256,881	(21,638)	235,243	(184,265)	(39,262)	11,716	2,426	237,669
Reverse repurchase agreements and other similar secured lending	326,340	(223,495)	102,845	-	(102,380)	465	9,741	112,586
Total assets	583,221	(245,133)	338,088	(184,265)	(141,642)	12,181	12,167	350,255
Derivative financial liabilities	(253,030)	21,065	(231,965)	184,265	36,444	(11,256)	(6,380)	(238,345)
Repurchase agreements and other similar secured borrowing[e]	(374,616)	223,495	(151,121)	-	151,073	(48)	(15,908)	(167,029)
Total liabilities	(627,646)	244,560	(383,086)	184,265	187,517	(11,304)	(22,288)	(405,374)

Notes

  Amounts offset for Derivative financial assets include cash collateral netted of £2,187m (2017: £2,393m). Amounts offset for Derivative financial liabilities include cash collateral netted of £2,645m (2017: £1,820m). Settlements assets and liabilities have been offset amounting to £23,095m (2017: £13,241m). No other significant recognised financial assets and liabilities were offset in the balance sheet. Therefore, the only balance sheet categories necessary for inclusion in the table are those shown above.
  Financial collateral of £36,904m (2017: £39,262m) was received in respect of derivative assets, including £31,402m (2017: £33,092m) of cash collateral and £5,502m (2017: £6,170m) of non-cash collateral. Financial collateral of £32,959m (2017: £36,444m) was placed in respect of derivative liabilities, including £29,842m (2017: £32,575m) of cash collateral and £3,117m (2017: £3,869m) of non-cash collateral. The collateral amounts are limited to net balance sheet exposure so as to not include over-collateralisation.
  This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
  The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
  Repurchase and Reverse Repurchase agreements include instruments at amortised cost and instruments designated at fair value through profit and loss. Reverse repurchase agreements and other similar secured lending of £121,349m (2017: £112,586m) is split by fair value £119,041m (2017: £100,040m) and amortised cost £2,308m (2017: £12,546m). Repurchase agreements and other similar secured borrowing of £157,062m (2017: £167,029m) is split by fair value £138,484m (2017: £126,691m) and amortised cost £18,578m (2017: £40,338m).

Derivative assets and liabilities

The ‘Financial instruments’ column identifies financial assets and liabilities that are subject to set-off under netting agreements, such as the ISDA Master Agreement or derivative exchange or clearing counterparty agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur.

Financial collateral refers to cash and non-cash collateral obtained, typically daily or weekly, to cover the net exposure between counterparties by enabling the collateral to be realised in an event of default or if other predetermined events occur.

Repurchase and reverse repurchase agreements and other similar secured lending and borrowing

The ‘Amounts offset’ column identifies financial assets and liabilities that are subject to set-off under netting agreements, such as Global Master Repurchase Agreements and Global Master Securities Lending Agreements, whereby all outstanding transactions with the same counterparty can be offset and close-out netting applied across all outstanding transactions covered by the agreements if an event of default or other predetermined events occur.

Financial collateral typically comprises highly liquid securities which are legally transferred and can be liquidated in the event of counterparty default.

These offsetting and collateral arrangements and other credit risk mitigation strategies used by Barclays Group are further explained in the Credit risk mitigation section on page 138.